Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 320.3	$ 377.9	$ 321.4
Other comprehensive income, before tax:
Change in unrealized gains on securities	483.8	465.6	1,049.2
Change in other-than-temporary impairment losses	21.3	(12.7)	(46.7)
Pension and other post-employment benefit liability	7.6	(1.4)	12.5
Other comprehensive income, before tax	512.7	451.5	1,015.0
Income tax expense related to items of other comprehensive income	(155.7)	(77.3)	(286.2)
Other comprehensive income, after tax	357.0	374.2	728.8
Total comprehensive income	$ 677.3	$ 752.1	$ 1,050.2